Submission	Aug. 29, 2025
Submission [Line Items]
Central Index Key	0002080711
Registrant Name	ZHONGSHANG TECHNOLOGY INC
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	ZHONGSHANG TECHNOLOGY INC